UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    CBRE CLARION SECURITIES LLC
Address:                 201 King of Prussia Road
                         Suite 600
                         Radnor, PA 19087

Form 13F File Number:    28-06044

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Robert Tull
Title:			Chief Compliance Officer
Phone:			(610) 995-8944

Signature, 		Place, 		and Dating of Signing:
/s/ Robert Tull    Radnor, PA		May 15, 2013

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

	Form 13F File Number		Name

	028-01190					FRANK RUSSELL COMPANY

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:					1

Form 13F Information Table Entry Total:					76

Form 13F Information Table Value Total:			11,855,446 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number		Name

01	028-04547					ING Investments, LLC

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Campus Communities    COM              024835100    57225  1262120 SH       Sole                   477156            784964
American Tower Corp.           COM              03027X100   113086  1470180 SH       Sole                   816780            653400
Apartment Investment and Manag COM              03748R101    31169  1016600 SH       Sole                   249600            767000
AvalonBay Communities Inc.     COM              053484101   315192  2488292 SH       Sole                  1117919           1370373
Biomed Realty Trust Inc.       COM              09063H107   117109  5421712 SH       Sole                  2327600           3094112
Boston Properties Inc.         COM              101121101   446559  4418756 SH       Sole                  1957483           2461273
Brandywine Realty Trust SBI    COM              105368203   114508  7710968 SH       Sole                  5722683           1988285
BRE Properties Inc.            COM              05564E106   261912  5380284 SH       Sole                  2088094           3292190
Camden Property Trust          COM              133131102    78192  1138497 SH       Sole                  1105697             32800
Campus Crest Communities, Inc. COM              13466Y105    41671  2997900 SH       Sole                  1356900           1641000
CBL and Associates Properties  COM              124830100   107204  4542553 SH       Sole                  2596253           1946300
Colonial Properties Trust SBI  COM              195872106     4054   179300 SH       Sole                   179300
Commonwealth REIT              COM              203233101    73574  3278702 SH       Sole                  1543000           1735702
CSX Corporation                COM              126408103      407    16530 SH       Sole                    16530
CubeSmart                      COM              229663109    32475  2055378 SH       Sole                   982600           1072778
DCT Industrial Trust           COM              233153105    14965  2022300 SH       Sole                  1705200            317100
DDR Corp.                      COM              23317H102   212584 12203450 SH       Sole                  5134690           7068760
Digital Realty Trust Inc.      COM              253868103    26747   399747 SH       Sole                   102990            296757
Dominion Resources Inc. (Virgi COM              25746U109      268     4600 SH       Sole                     4600
Douglas Emmett Inc.            COM              25960P109   237174  9513618 SH       Sole                  5152418           4361200
Duke Energy Corp.              COM              26441C204      430     5930 SH       Sole                     5930
Duke Realty Corporation        COM              264411505   205523 12103808 SH       Sole                  5230908           6872900
EPR Properties                 COM              26884U109    28409   545800 SH       Sole                   205100            340700
Equity Residential             COM              29476L107   331136  6014102 SH       Sole                  2660602           3353500
Essex Property Trust Inc.      COM              297178105   112296   745755 SH       Sole                   321355            424400
Federal Realty Investment Trus COM              313747206    82574   764291 SH       Sole                   249913            514378
Forest City Cl. A              COM              345550107      983    55300 SH       Sole                    55300
General Growth Properties      COM              370023103   396655 19952440 SH       Sole                  9002339          10950101
HCP Inc.                       COM              40414L109   417199  8367400 SH       Sole                  3503839           4863561
Health Care REIT Inc.          COM              42217K106   406532  5986332 SH       Sole                  2764021           3222311
HealthCare Realty Trust        COM              421946104    60611  2134934 SH       Sole                  1079618           1055316
Healthcare Trust of America In COM              42225P105    30045  2557000 SH       Sole                  1076600           1480400
Highwoods Properties Inc.      COM              431284108   240659  6081844 SH       Sole                  2309217           3772627
Home Properties Inc.           COM              437306103      495     7800 SH       Sole                     7800
Hospitality Properties Trust   COM              44106M102    28217  1028300 SH       Sole                   210800            817500
Host Hotels & Resorts Inc.     COM              44107P104   628740 35948548 SH       Sole                 18106971          17841577
ITC Holdings Corp.             COM              465685105      233     2605 SH       Sole                     2605
Kilroy Realty Corp.            COM              49427F108   311576  5946107 SH       Sole                  3136607           2809500
Kimco Realty Corp.             COM              49446R109   359100 16031241 SH       Sole                  7561282           8469959
Kinder Morgan Inc.             COM              49456B101      232     5994 SH       Sole                     5994
LaSalle Hotels and Properties  COM              517942108    28813  1135250 SH       Sole                   378650            756600
Lexington Corporate Properties COM              529043101    85443  7240900 SH       Sole                  3394500           3846400
Liberty Property Trust         COM              531172104   482384 12135458 SH       Sole                  6360538           5774920
LTC Properties Inc.            COM              502175102      277     6800 SH       Sole                     6800
Macerich Co.                   COM              554382101   604497  9389522 SH       Sole                  4639713           4749809
Mack-Cali Realty Corp.         COM              554489104     7594   265427 SH       Sole                   261327              4100
National Retail Properties Onc COM              637417106     1096    30300 SH       Sole                    30300
Omega Healthcare Investors     COM              681936100    57735  1901670 SH       Sole                  1901670
Parkway Properties Inc.        COM              70159Q104     6108   329247 SH       Sole                   276400             52847
Pebblebrook Hotel Trust        COM              70509V100    63995  2481381 SH       Sole                  1027600           1453781
Post Properties Inc.           COM              737464107   204021  4331665 SH       Sole                  1989565           2342100
ProLogis Inc.                  COM              74340W103   554299 13864410 SH       Sole                  6536758           7327652
Public Storage                 COM              74460D109   351701  2308962 SH       Sole                   964603           1344359
Ramco Gershenson Properties Tr COM              751452202    41226  2453900 SH       Sole                   918900           1535000
Regency Centers Corporation    COM              758849103    53157  1004675 SH       Sole                   313975            690700
Retail Properties of America,  COM              76131V202    20224  1366500 SH       Sole                  1366500
SBA Communications Corp.       COM              78388J106      344     4770 SH       Sole                     4770
Senior Housing Properties Trus COM              81721M109   108133  4030300 SH       Sole                  1579800           2450500
Simon Property Group Inc.      COM              828806109   995081  6275741 SH       Sole                  2464617           3811124
SL Green Realty Corp.          COM              78440X101   423585  4919110 SH       Sole                  2512114           2406996
Spirit Realty Capital Inc.     COM              84860F109    17767   935100 SH       Sole                   935100
Starwood Hotels and Resorts Wo COM              85590A401    81402  1277300 SH       Sole                   616100            661200
Strategic Hotels & Resorts, In COM              86272T106    17954  2150200 SH       Sole                   511300           1638900
Sun Communities Inc.           COM              866674104    29085   589600 SH       Sole                   316800            272800
Sunstone Hotel Investors Inc.  COM              867892101   102926  8361150 SH       Sole                  4032550           4328600
Tanger Factory Outlet Centers  COM              875465106   107667  2975880 SH       Sole                  1328322           1647558
Taubman Centers Inc.           COM              876664103   224274  2887900 SH       Sole                  1121026           1766874
UDR Inc.                       COM              902653104   418379 17295545 SH       Sole                  7740076           9555469
Union Pacific Corp             COM              907818108      407     2860 SH       Sole                     2860
Ventas Inc.                    COM              92276F100   448576  6128081 SH       Sole                  2097497           4030584
Vornado Realty Trust           COM              929042109   304520  3640840 SH       Sole                  1556447           2084393
Washington REIT                COM              939653101     2461    88400 SH       Sole                    88400
Weyerhaeuser Co.               COM              962166104    79310  2527400 SH       Sole                  1211300           1316100
Williams Cos.                  COM              969457100      279     7460 SH       Sole                     7460
Prologis Inc 7% Series O       PERP PFD-D CV    74340W707    14994   600000 SH       Sole                                     600000
Sunstone Hotels 8.00% Series D CV 8% CUM PFD-D  867892507     2285    85900 SH       Sole                    85900